EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of earnings per share

	2022	2021	2020
	$ million	$ million	$ million
Earnings
Attributable profit for the year	223	524	448
Adjusted attributable profit (see below)	713	710	564

Attributable profit is reconciled to adjusted attributable profit as follows:

		2022	2021	2020
	Notes	$ million	$ million	$ million
Attributable profit for the year		223	524	448
Acquisition and disposal-related items[1]		162	(73)	4
Restructuring and rationalisation costs[2]	3	168	113	124
Amortisation and impairment of acquisition intangibles[3]	9	205	172	171
Legal and other[4]		82	59	91
UK tax litigation	5	–	–	(142)
Taxation on excluded items	5	(127)	(85)	(132)
Adjusted attributable profit		713	710	564

1

Acquisition and disposal related items includes a $4m charge within operating profit (2021: $7m charge, 2020: $4m charge) and a $158m charge within share of result of associates (2021: $5m credit, 2020: $nil) and a $nil gain on disposal of interest in associate (2021: $75m gain, 2020: $nil). See details in Note 11.

2 Restructuring and rationalisation costs include a $167m charge within operating profit (2021: $113m, 2020: $124m) and a $1m charge within share of result of associates (2021: $nil, 2020: $nil).

3	In 2022, amortisation and impairment of acquisition intangibles includes a $205m charge within operating profit (2021: $172m charge with operating profit, 2020: $171m charge within operating profit).
4

Legal and other charge in 2022 includes $75m (2021: $51m charge, 2020: $89m charge) within operating profit (refer to Note 2.6) and a $7m charge (2021: $8m charge, 2020: $8m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally. In 2020, other finance costs includes a credit of $6m for interest on a tax refund relating to the UK tax litigation case (see Note 5).

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2022	2021	2020
Number of shares (millions)
Basic weighted number of shares	872	877	875
Dilutive impact of share incentive schemes outstanding	1	1	2
Diluted weighted average number of shares	873	878	877

Earnings per ordinary share
Basic	25.5¢	59.8¢	51.3¢
Diluted	25.5¢	59.7¢	51.2¢
Adjusted:
Basic	81.8¢	80.9¢	64.6¢
Diluted	81.6¢	80.8¢	64.4¢